Private Placement (Details Narrative) - Private Placement [Member] - USD ($)	6 Months Ended	10 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in acquisition transaction	528,175	528,175
Price per share	$ 10.00	$ 10.00
Number of shares issued in acquisition transaction value	$ 5,281,750	$ 5,281,750